The reporting entity	12 Months Ended
Dec. 31, 2020
The reporting entity
The reporting entity

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Basis of preparation

1. The reporting entity

voxeljet AG (in the following referred to as ‘voxeljet’, ‘Group’, or the ‘Company’) is a high‑tech company headquartered in Friedberg, Germany which is listed on the NASDAQ Capital Market (“NASDAQ”). The Company consists of voxeljet AG, voxeljet America Inc. (voxeljet America), voxeljet UK Ltd. (voxeljet UK), voxeljet India Pvt. Ltd (voxeljet India) and voxeljet China Co. Ltd. (voxeljet China). voxeljet AG owns 100% of the issued and outstanding shares of voxeljet America, voxeljet UK and voxeljet India, as well as 70.00% of voxeljet China. In December 2020, management initiated the wind-up of voxeljet UK. For further information, see Note 9 to the consolidated financial statements.

As previously disclosed, on August 18, 2020, the Company announced that it would voluntarily transfer the listing of its American Depositary Shares (“ADSs”) from the New York Stock Exchange (the “NYSE”) to the NASDAQ, effective August 28, 2020, after market close. voxeljet’s ADSs began trading as a NASDAQ-listed security at market open on August 31, 2020, and have continued to be listed under the ticker symbol “VJET.”

As previously disclosed, on July 31, 2020, the Company announced that it would change the ratio of its ADSs to ordinary shares from each ADS representing one-fifth (1/5) of one ordinary share (5:1) to each ADS representing one ordinary share (1:1). For ADS holders, the ratio change had the same effect as a 1 for 5 reverse ADS split. The ratio change became effective on August 14, 2020 (the “Effective Date”). On the Effective Date, each ADS holder was required to exchange every five (5) ADSs then held for one (1) new ADS (e.g., if a holder of ADSs previously held 50 ADSs, following the ratio change on the Effective Date, such holder held 10 ADSs). Citibank, N.A., as depositary bank, has arranged for the exchange of the current ADSs for the new ones. There was no change to voxeljet’s underlying ordinary shares.

As a manufacturer of three‑dimensional (“3D”) printing systems, voxeljet specializes in the development, production and distribution of industrial printing machines and the production and sale of customized printed products to industrial customers. The Company operates in two business divisions: Systems and Services.

The voxeljet Systems business division develops, manufactures and sells innovative 3D printers. Today, voxeljet has a product range that reaches from smaller entry models to large‑format machines, and therefore offers 3D printer systems for a wide range of application areas.

Through its Services business division, the Company offers customized printed products such as sand molds and plastic models based on CAD data through its ‘on‑demand production’ service centers. In addition, the Company offers casting services to its customers. In those cases, the casting process is performed by external suppliers supported by voxeljet’s molds and models. Small‑batch and prototype manufacturers utilize the Company’s machines for the automatic, patternless manufacture of their casting molds and 3D models. The Company’s customer base includes automotive manufacturers, aerospace industries, foundries and suppliers as well as companies from the arts and design industries as well as universities and research institutes.